Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
Basic and diluted earnings (loss) per share has been calculated for the years ended December 31, 2022, 2021, and 2020 as follows:

	2022	2021	2020

	(in millions)
Net income (loss) available to equity shareholders of the Company	$1,448	$(250)	$(1,350)

Weighted average common shares outstanding
Basic	539	506	500
Diluted	552	506	500
Total basic and diluted earnings per share attributable to equity shareholders
Basic	$2.69	$(0.49)	$(2.70)
Diluted	$2.62	$(0.49)	$(2.70)